Derivatives, Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Assets
Derivative Assets	$ 73,207	$ 45,876
Counterparty netting, assets	(49,115)	(27,172)
Cash collateral netting, assets	(7,049)	(4,258)
Total derivatives subject to enforceable master netting arrangements, net, assets	17,043	14,446
Derivatives not subject to enforceable master netting arrangements, assets	5,731	7,032
Derivative assets	22,774	21,478
Non-cash collateral not offset, assets	(3,517)	(1,432)
Total Derivatives, net, assets	19,257	20,046
Derivative Liabilities
Derivative Liabilities	74,813	41,238
Counterparty netting, liabilities	(49,073)	(27,046)
Cash collateral netting, liabilities	(12,754)	(9,486)
Total derivatives subject to enforceable master netting arrangements, net, liabilities	12,986	4,706
Derivatives not subject to enforceable master netting arrangements , liabilities	7,099	4,718
Derivative liabilities	20,085	9,424
Non-cash collateral not offset, Liabilities	(582)	(412)
Total Derivatives, net, liabilities	19,503	9,012
Derivatives (Textual) [Abstract]
Valuation adjustments for derivative assets	372	284
Valuation adjustments for derivative liabilities	331	158
Interest rate contracts [Member]
Derivative Assets
Derivative Assets	37,911	20,287
Derivative Liabilities
Derivative Liabilities	38,636	16,874
Interest rate contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets	37,000	20,067
Derivative Liabilities
Derivative Liabilities	37,598	16,654
Interest rate contracts [Member] | OTC cleared [Member]
Derivative Assets
Derivative Assets	649	168
Derivative Liabilities
Derivative Liabilities	845	192
Interest rate contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets	262	52
Derivative Liabilities
Derivative Liabilities	193	28
Commodity contracts [Member]
Derivative Assets
Derivative Assets	5,709	5,597
Derivative Liabilities
Derivative Liabilities	3,144	2,296
Commodity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets	4,833	5,040
Derivative Liabilities
Derivative Liabilities	2,010	1,249
Commodity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets	876	557
Derivative Liabilities
Derivative Liabilities	1,134	1,047
Equity contracts [Member]
Derivative Assets
Derivative Assets	8,011	13,625
Derivative Liabilities
Derivative Liabilities	6,884	15,816
Equity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets	4,269	6,132
Derivative Liabilities
Derivative Liabilities	4,475	9,730
Equity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets	3,742	7,493
Derivative Liabilities
Derivative Liabilities	2,409	6,086
Foreign exchange contracts [Member]
Derivative Assets
Derivative Assets	21,537	6,335
Derivative Liabilities
Derivative Liabilities	26,127	6,221
Foreign exchange contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets	21,537	6,335
Derivative Liabilities
Derivative Liabilities	26,127	6,221
Credit contracts [Member]
Derivative Assets
Derivative Assets	39	32
Derivative Liabilities
Derivative Liabilities	22	31
Credit contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets	39	32
Derivative Liabilities
Derivative Liabilities	$ 22	$ 31